Fair values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Long term borrowings	$ 39,234	$ 41,219
Level 2
Disclosure of fair value measurement of assets [line items]
Long term borrowings	$ 39,234	$ 41,219